EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 13—EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings (loss) per share attributable to IAC shareholders.

	Years Ended December 31,
	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings (loss) from continuing operations	$175,569	$175,569	$(9,393)	$(9,393)	$(956,473)	$(956,473)
Net loss attributable to noncontrolling interests	2,656	2,656	5,007	5,007	1,090	1,090

Earnings (loss) from continuing operations attributable to IAC shareholders	178,225	178,225	(4,386)	(4,386)	(955,383)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders(a)	(3,992)	(3,992)	103,745	103,745	(23,439)	(23,439)

Net earnings (loss) attributable to IAC shareholders	$174,233	$174,233	$99,359	$99,359	$(978,822)	$(978,822)

Denominator:
Weighted average basic shares outstanding	86,755	86,755	106,274	106,274	138,599	138,599
Dilutive securities including stock options, warrants and RSUs(b)(c)(d)	—	7,566	—	—	—	—

Denominator for earnings per share—weighted average shares(b)(c)(d)	86,775	94,321	106,274	106,274	138,599	138,599

Earnings (loss) per share attributable to IAC shareholders:
Earnings (loss) per share from continuing operations	$2.05	$1.89	$(0.04)	$(0.04)	$(6.89)	$(6.89)
Discontinued operations, net of tax	(0.04)	(0.04)	0.97	0.97	(0.17)	(0.17)

Earnings (loss) per share	$2.01	$1.85	$0.93	$0.93	$(7.06)	$(7.06)

(a)
Amounts in 2010 include the gain on the Liberty Exchange.

(b)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs"). For the year ended December 31, 2011, approximately 1.0 million shares related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(c)
For the years ended December 31, 2010 and 2009, the Company had losses from continuing operations and as a result, no potentially dilutive securities were included in the denominator for computing dilutive earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts. For the years ended December 31, 2010 and 2009, approximately 36.3 million and 36.2 million shares, respectively, related to potentially dilutive securities were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(d)
There are no performance-based units ("PSUs") included in the denominator for earnings per share as the performance conditions have not been met for the respective reporting periods. For the years ended December 31, 2011, 2010 and 2009 approximately 3.1 million, 2.9 million and 1.8 million PSUs are excluded from the calculation of diluted earnings per share.